Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2021

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 95.5%
Asset Allocation Fund - 2.8%
American Funds Insurance Series - New World Fund, Class 1	202,964	$6,502,960
Total Asset Allocation Fund		6,502,960
Debt Funds - 33.8%
American Funds Insurance Series - American High-Income Trust, Class 1	650,241	6,814,520
American Funds Insurance Series - Bond Fund, Class 1	4,685,145	53,129,543
American Funds Insurance Series - Capital World Bond Fund, Class 1	365,508	4,411,681
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	1,132,218	13,348,853
Total Debt Funds		77,704,597
Equity Funds - 58.9%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	1,922,301	58,967,799
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	189,199	6,574,672
American Funds Insurance Series - Growth Fund, Class 1	222,063	26,363,309
American Funds Insurance Series - International Growth and Income Fund, Class 1	443,844	8,748,163
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	2,136,600	34,954,784
Total Equity Funds		135,608,727
Total Variable Insurance Trusts (Cost - $173,267,600)		219,816,284
Short-Term Investments - 4.6%
Money Market Funds - 4.6%
Dreyfus Government Cash Management, 0.03%(a)	10,426,405	10,426,405
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	53,857	53,857

Total Short-Term Investments (Cost - $10,480,262)		10,480,262
Total Investments - 100.1% (Cost - $183,747,862)		$230,296,546
Other Assets Less Liabilities - Net (0.1)%		(262,360)
Total Net Assets - 100.0%		$230,034,186

(a)	The rate shown is the annualized seven-day yield at period end.